Finance income and expenses - Finance income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income and expenses
Interest income on debt instruments measured at amortized cost	$ 60.1	$ 7.0	$ 1.9
Interest income on debt instruments at fair value through other comprehensive income	24.0	0.3
Gain from repurchase of debt			6.2
Net foreign currency exchange rate differences	46.8	11.5
Total finance income	$ 130.9	$ 18.8	$ 8.1